Accounting policies - Measurement of FA and FL and recognition of FV changes - Financial instruments categorized in Level 3 (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item loan	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Financial instruments
Level 3 maturity period threshold	20 years	20 years
CCS USD/Peso | Level 3
Financial instruments
Number of financial instruments | item	12	6
Notional amount | $	$ 55	$ 38
CCS USD/Peso | Level 3 | Minimum
Financial instruments
Maturity period	20 years	20 years
Interest rate swaps | Level 3
Financial instruments
Number of financial instruments | item	4	4
Notional amount | $			$ 620	$ 619
Interest rate swaps | Level 3 | Maximum
Financial instruments
Maturity period	20 years	20 years
IRS 91-day TIIE | Level 3
Financial instruments
Number of financial instruments | item	1	1
Notional amount	$ 20			20
Loans Held to Collect and Sell | Level 3
Financial instruments
Number of financial instruments	6	1
Notional amount | $			$ 889	4,056
IRS, Fully hedged | Level 3
Financial instruments
Number of financial instruments | item		3
Notional amount | $				$ 7,500